Consolidated balance sheets (CHF) In Millions, except Share data, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013
Assets (CHF million)
Cash and due from banks	65,883		68,077
of which reported at fair value	724		527
Interest-bearing deposits with banks	3,908		3,385
of which reported at fair value	309		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	165,741		160,013
of which reported at fair value	86,586		96,587
Securities received as collateral, at fair value	21,611		22,800
of which encumbered	16,737		17,964
Trading assets, at fair value	235,636		229,736
of which encumbered	75,778		72,976
Investment securities	2,028		1,627
of which reported at fair value	2,028		1,627
Other investments	7,565		10,207
of which reported at fair value	5,243		7,590
Net loans	238,035		231,157
of which reported at fair value	19,897		19,457
of which encumbered	92		638
allowance for loan losses	(656)		(691)
Premises and equipment	4,614		4,895
Goodwill	7,105		7,121
Other intangible assets	245		210
of which reported at fair value	66		42
Brokerage receivables	56,308		52,044
Other assets	62,998		61,556
of which reported at fair value	31,272		31,518
of which encumbered	439		722
Assets of discontinued operations held-for-sale	979		1,584
Total assets	872,656		854,412
Liabilities and equity (CHF million)
Due to banks	26,904		23,147
of which reported at fair value	1,008		1,460
Customer deposits	334,944		321,851
of which reported at fair value	3,219		3,241
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	88,066		94,032
of which reported at fair value	60,529		76,104
Obligation to return securities received as collateral, at fair value	21,611		22,800
Trading liabilities, at fair value	75,125		76,812
Short-term borrowings	29,426		20,193
of which reported at fair value	7,132		6,053
Long-term debt	138,307		126,641
of which reported at fair value	68,738		61,853
Brokerage payables	68,842		73,154
Other liabilities	48,480		51,079
of which reported at fair value	20,005		21,971
Liabilities of discontinued operations held-for-sale	742		1,140
Total liabilities	832,447		810,849
Common shares	4,400		4,400
Additional paid-in capital	33,872		34,617
Retained earnings	15,260		15,169
Accumulated other comprehensive income/(loss)	(14,333)		(14,194)
Total shareholders' equity	39,199		39,992
Noncontrolling interests	1,010		3,571
Total equity	40,209		43,563
Total liabilities and equity	872,656		854,412
Additional share information
Par value (in CHF per share)	1.00	[1]	1.00	[1]
Issued shares (in shares)	4,399,680,200	[1]	4,399,665,200	[1]
Common shares outstanding (in shares)	4,399,680,200	[1]	4,399,665,200	[1]
Consolidated VIEs
Assets (CHF million)
Cash and due from banks	916		952
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,224		1,959
Trading assets, at fair value	3,439		3,610
Investment securities	59		100
Other investments	1,928		1,983
Net loans	2,008		4,207
Premises and equipment	464		481
Other assets	13,813		14,329
Liabilities and equity (CHF million)
Customer deposits	269		265
Trading liabilities, at fair value	16		93
Short-term borrowings	8,733		4,286
Long-term debt	11,857		12,992
Other liabilities	858		710

[1]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.